Defined Benefit Plan (Detail) - Defined Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 165	$ 26
Prior year service cost	(38)
Interest cost	32	6
Expected return on plan assets	(41)	(7)
Curtailments/settlements	(126)
Administration expenses	11	1
Net periodic benefit cost	$ 3	$ 26